Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Premiums	$ 244,226	$ 241,704	$ 235,783
Policy fees	1,330,651	1,286,614	1,172,357
Premiums and policy fees, ceded	(125,286)	(120,221)	(119,767)
Net premiums and policy fees	1,449,591	1,408,097	1,288,373
Interest and similar income, net	4,180,103	3,957,298	3,592,117
Change in fair value of assets and liabilities	(532,720)	1,841,989	921,265
Realized investment gains, net	94,413	77,762	188,297
Fee and commission revenue	293,333	282,058	261,926
Other revenue	10,066	29,762	44,853
Total revenue	5,494,786	7,596,966	6,296,831
Benefits and expenses:
Policyholder benefits	1,031,440	689,319	834,552
Change in fair value of annuity and life embedded derivatives	588,595	4,955,984	1,598,061
Benefit recoveries	(499,825)	(371,608)	(268,067)
Net interest credited to account values	1,482,884	602,130	1,539,473
Net benefits and expenses	2,603,094	5,875,825	3,704,019
Commissions and other agent compensation	1,167,109	1,537,224	978,316
General and administrative expenses	641,962	676,815	663,319
Change in deferred acquisition costs, net	239,259	(673,086)	206,699
Total benefits and expenses	4,651,424	7,416,778	5,552,353
Income from operations before income taxes	843,362	180,188	744,478
Income tax expense (benefit):
Current	551,052	265,586	42,854
Deferred	(307,986)	(240,863)	160,438
Income tax expense (benefit) as reported	243,066	24,723	203,292
Net income	600,296	155,465	541,186
Realized investment (losses), net:
Total other-than-temporary impairment losses on securities	(58,975)	(6,445)	(15,048)
Portion of loss recognized in other comprehensive income	0	0	0
Net impairment losses recognized in realized investment gains, net	(58,975)	(6,445)	(15,048)
Other net realized gains	153,388	84,207	203,345
Net realized investment gains	$ 94,413	$ 77,762	$ 188,297